HIGHLAND GROWTH FUND

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 1997

HIGHLAND GROWTH FUND
TABLE OF CONTENTS
JUNE 30, 1997
--------------------------------------------------------------------------------


A MESSAGE TO OUR SHAREHOLDERS..........................................1

FINANCIAL STATEMENTS
         Statement of Assets and Liabilities...........................2
         Statement of Operations.......................................3
         Statement of Changes in Net Assets............................4
         Financial Highlights..........................................5
         Notes to Financial Statements.................................6
         Schedule of Investments.......................................8

HIGHLAND GROWTH FUND
A MESSAGE TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------
                                                      August 1, 1997

Dear Shareholders:

The Highland Growth Fund opened its door to shareholders on May 14, 1997. As investors came into the Fund and cash levels built up, the Fund's management began to gradually deploy assets. As of June 30, 1997, the Fund had risen 2.9% as compared with 6.1% for the S&P 500 during the same period.

We believe in the spirit of enterprise and believe that many American companies continue to display the innovative energy which brought us from an agrarian economy to an industrial nation. We believe in the importance of corporate leadership to take us into the next millennium. The investment process requires leadership as well, which we at Highland call investing in the Championship Tradition.

Companies at the forefront of change are the natural standard bearers of the Championship Tradition. We believe growth opportunities arise whenever industries  and  companies  are faced  with  social,  demographic  and  economic changes. We have identified a number of mega-trends which cross national borders, and we call these forces for difference our "Delta Forces." We look for companies that are providing the driving force for change in their industries. Growth momentum is the primary criterion sought in the selection of each investment. The Fund uses its "Delta Forces" to achieve portfolio diversification.

Delta is the fourth letter of the Greek alphabet. Its symbol, the triangle, emphasizes upward motion, conveying growth and strength. It equates with difference and has also been used to refer to the eternal flow of time. In mathematics it refers to a finite increment in a variable. It is our belief that superior performance follows companies that show they can make a positive difference. We call the forces for positive difference and change our "Delta Forces."

The "Delta Forces" are the engines for growth in our economy. They include such worldwide trends as outsourcing and resource management. These trends reflect the growing importance of emphasizing core business and the need to manage resources in a global competitive environment. Initial investments in outsourcing companies included Accustaff, Caribiner International, Pediatrix Medical Group, Robert Half and Volt Information Sciences. Managed health care and cost containment, while well recognized as a force for change, is still only at the beginning of a powerful cycle. Cerner, Express Scripts, National Surgery Centers and Oxford Health Plans are all working in very different ways to reduce medical costs. Financial empowerment and leisure/retirement needs are both "Delta Forces" addressing the enormous changes we expect to see in the habits of Americans as they enter different phases of their lives. Charles Schwab and Marriott International seek to address the critical issues of financial planning and assisted living care. Biogenetic engineering, privatization and deregulation are still in the process of unfolding. Global trade/telecommunications and virtual reality represent compelling "Delta Forces" already at work in our economy. Federal Express has emerged as a dominant force in the transportation of goods and MasTec has grown into a global player in telecommunications infrastructure. MetaCreations Corp. continues to strengthen its niche in the potentially explosive 3-D graphics imagery market. The most powerful mega-trend may well be computer networking and database management, which is at the forefront of linking individuals together. Bay Networks, Cisco Systems and Oracle Corp. represent our core holdings in this area.
These "Delta Forces" represent our touchstones.

Over the balance of the year, we will continue to invest in companies which are leaders in their industries. The Championship Tradition is about leadership. Leadership appears in different guises. We look for corporate managements that demonstrate vision, companies that are product innovators, business that are finding new ways of delivering services, industries that are expanding globally and demographic trends that are moving social and economic change forward. Leadership is about partnership, the kind of partnership that comes when individual enterprise is combined with powerful ideas.

We are grateful to you, our earliest supporters, and your show of confidence in the Highland Growth Fund.






                                            Catherine C. Lawson
                                            Portfolio Manager

HIGHLAND GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------




ASSETS:
         Investments (Note 2):
              Investments at cost                                                                 $        259,957
              Net unrealized appreciation (depreciation)                                                     6,391
                                                                                                -------------------
                   Total investments at value                                                              266,348

         Cash                                                                                                1,357
         Interest, dividends and other receivables                                                             534
         Receivable for Fund shares issued                                                                  12,100
         Receivable from investment adviser (Note 3)                                                        40,161
         Organization costs, net of amortization (Note 2)                                                   47,881
                                                                                                -------------------

Total Assets                                                                                               368,381
                                                                                                -------------------

LIABILITIES:
         Payable for investments purchased                                                                  13,935
         Payable to related parties (Note 3)                                                                 5,377
         Accrued expenses and other liabilities                                                             83,158
                                                                                                -------------------

Total Liabilities                                                                                          102,470
                                                                                                -------------------

NET ASSETS                                                                                       $         265,911
                                                                                                ===================


COMPONENTS OF NET ASSETS
         Paid in capital                                                                         $         259,201
         Undistributed net investment income                                                                   319
         Unrealized appreciation (depreciation) on investments                                               6,391
                                                                                                -------------------

NET ASSETS                                                                                       $         265,911
                                                                                                ===================

SHARES OF BENEFICIAL INTEREST                                                                               25,837
                                                                                                ===================

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE                                                   $           10.29
                                                                                                ===================




See Notes to Financial Statements.  2

HIGHLAND GROWTH FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------



INVESTMENT INCOME:
         Interest income                                                                          $            751
         Dividend income                                                                                        61
                                                                                                -------------------
Total investment income                                                                                        812
                                                                                                -------------------

EXPENSES:
         Investment advisory (Note 3)                                                                          295
         Management (Note 3)                                                                                 5,377
         Transfer agent (Note 3)                                                                             3,286
         Insurance                                                                                          22,000
         Registration                                                                                       20,107
         Accounting (Note 3)                                                                                 4,839
         Legal                                                                                               6,850
         Audit                                                                                              13,000
         Directors fees and expenses                                                                         4,500
         Amortization of organization costs (Note 3)                                                         1,323
         Miscellaneous                                                                                       6,043
                                                                                                -------------------
Total expenses                                                                                              87,620
         Fees waived and expenses reimbursed (Note 5)                                                      (87,127)
                                                                                                -------------------
Net expenses                                                                                                   493
                                                                                                -------------------

NET INVESTMENT INCOME (LOSS)                                                                                   319
                                                                                                -------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                                                       6,391
                                                                                                -------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
         FROM OPERATIONS                                                                           $         6,710
                                                                                                ===================

      See Note 1 of Notes to Financial Statements for date of commencement of operations.






See Notes to Financial Statements.    3

HIGHLAND GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------




NET ASSETS - BEGINNING OF PERIOD (A)                                                              $        100,000
------------------------------------                                                            -------------------

OPERATIONS:
         Net investment income (loss)                                                                        $ 319
         Net change in unrealized appreciation (depreciation)
              on investments                                                                                 6,391
                                                                                                -------------------
         NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                6,710
                                                                                                -------------------

CAPITAL SHARE TRANSACTIONS (B):
         Sale of shares                                                                                    159,241
         Redemption of shares                                                                                  (40)
                                                                                                -------------------
         Net increase (decrease) from capital transactions                                                 159,201
                                                                                                -------------------
         Net increase (decrease) in net assets                                                             165,911
                                                                                                -------------------

NET ASSETS - JUNE 30, 1997 (INCLUDING LINE C)                                                     $        265,911
---------------------------------------------                                                   ===================

(a) See Note 1 of Notes to Financial Statements for date of commencement of operations.

(b)  Shares Issued (Redeemed)
       Sale of shares                                                                                       15,841
       Redemption of shares                                                                                     (4)
                                                                                                -------------------
         Net increase (decrease) in shares outstanding                                                      15,837
                                                                                                ===================

(c)  Undistributed Net Investment Income                                                          $            319
                                                                                                ===================

See Notes to Financial Statements.     4

HIGHLAND GROWTH FUND
FINANCIAL HIGHLIGHTS
FOR THE PERIOD ENDED JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------


SELECTED PER SHARE DATA AND RATIOS
FOR A SHARE OUTSTANDING







Net Asset Value, Beginning of Period                                  $10.00(a)
                                                                    ------------
Investment Operations
   Net Investment Income (Loss)                                         0.01
   Net Realized and Unrealized Gain (Loss) on Investments               0.28
                                                                    ------------
Total from Investment Operations                                        0.29
                                                                    ------------
Net Asset Value, End of Period                                        $10.29
                                                                    ============

Total Return (b)                                                        2.90%(c)

Ratio/Supplementary Data:
Net Assets at End of Period (000's omitted)                             $266
Ratios to Average Net Assets:
   Expenses including reimbursement/waiver                              1.95%(d)
   Expenses excluding reimbursement/waiver                            342.14%(d)
   Net investment income (loss) including reimbursement/waiver          1.22%(d)
Average Commission Rate (e)                                         $ 0.2296
Portfolio Turnover Rate                                                 0.00%

-------------------------------------


(a) See Note 1 of Notes to Financial Statements for date of commencement of operations.
(b) Total return calculation does not include sales charges.
(c) Not Annualized.
(d) Annualized.
(e) Amount represents the average commission per share paid to brokers on the purchase or sale of equity securities.




See Notes to Financial Statements.     5

HIGHLAND GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

The Highland Family of Funds ("Company") is a diversified, open end, management investment company registered under the Investment Company Act of 1940. The Company was established as a Massachusetts business trust organized pursuant to a Declaration of Trust dated October 7, 1996. The Highland Growth Fund ("Fund") is a separate series of the Company. The Fund commenced operations on May 13, 1997.

NOTE 2.   SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Fund:

SECURITY VALUATION - Securities traded on a national securities exchange are valued at the last reported sales price. Common stocks which are not so traded, for which no sale was reported, and over-the-counter securities are valued at the mean between the last reported bid and asked prices. Debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a remaining maturity of more than sixty days will be valued at prices furnished by a pricing service, subject to review and possible revision by the Fund's investment adviser. Any modification of the price of a debt security furnished by a pricing service is made pursuant to procedures adopted by the Fund's Board of Trustees. All other investment assets, including restricted and not readily marketable securities, are valued at their fair market value as determined in good faith by the investment adviser pursuant to guidelines established by the Fund's Board of Trustees.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income and capital gain distributions, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations.

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

REALIZED GAIN AND LOSS - Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified cost.

ORGANIZATIONAL COST - Costs incurred by the Fund in connection with its organization and the initial offering of its shares have been deferred and will be amortized on a straight-line basis from the date upon which the Fund will commence its investment activities, over a period of five years. In the event that any of the initial shares of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by any unamortized organization and registration expenses in the same proportion as the number of shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

HIGHLAND GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1997 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

NOTE 3.  INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER - The investment adviser is Highland Investment Group L.P. (the "Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee at an annual rate of 1.15% of the Fund's average daily net assets.

ADMINISTRATION - Pursuant to an Administration Agreement, the Fund pays an administration fee to Forum Administrative Services, Limited Liability Company ("FAS") equal to 0.10% of the Fund's first $100 million and 0.05% thereafter on the average daily net assets. The minimum annual fee payable for administration is $40,000.

DISTRIBUTION  -  Forum  Financial   Services,   Inc.(R)  ("FFSI")  acts  as  the
distributor for the Fund pursuant to a Distribution Agreement.

OTHER SERVICES - Forum Financial Corp.(R) ("FFC") an affiliate of FAS and FFSI, acts as the transfer agent and dividend disbursing agent for the Fund. FFC also provides fund accounting services.

NOTE 4.  PURCHASES AND SALES OF SECURITIES

The cost of  securities  purchased  and the  proceeds  from sales of  securities
(excluding  short-term   investments)  for  the  period  ended  June  30,  1997,
aggregated $259,957 and $0 respectively.

For federal income tax purposes, the tax basis of investment securities owned as of June 30, 1997 was $259,957. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $11,471, and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $5,080.

NOTE 5.  WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

The Adviser has agreed to waive a portion of its fee and/or assume certain expenses of the Fund so that the total operating expenses of the Fund do not exceed 1.95% of its average daily net assets. FAS and FFC may waive voluntarily all or a portion of their fees, from time to time. For the period ended June 30, 1997, the Adviser waived fees and reimbursed expenses of $295 and $86,832, respectively.

HIGHLAND GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

 SHARES                               SECURITY DESCRIPTION                                               VALUE
---------     ----------------------------------------------------------------------                ----------------

COMMON STOCK (100.0%)

APPAREL & ACCESSORY STORES (2.0%)
     100      St. John Knits, Inc.                                                                    $       5,400
                                                                                                    ----------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
     Materials (2.8%)
     300      Cutter & Buck, Inc. (a)                                                                         4,875
     100      Nautica Enterprises (a)                                                                         2,643
                                                                                                    ----------------
                                                                                                              7,518
                                                                                                    ----------------

BUSINESS SERVICES (19.9%)
     200      Accustaff, Inc. (a)                                                                             4,746
     300      Cabletron Systems, Inc. (a)                                                                     8,493
     100      Caribiner International, Inc. (a)                                                               3,262
     200      Cerner Corp. (a)                                                                                4,200
     200      IDX Systems Corp. (a)                                                                           6,900
     500      MetaCreations Corp. (a)                                                                         5,500
     100      Oracle Corp. (a)                                                                                5,090
     100      Robert Half International, Inc. (a)                                                             4,706
     200      Volt Information Sciences, Inc. (a)                                                            10,190
                                                                                                    ----------------
                                                                                                             53,087
                                                                                                    ----------------

CHEMICALS & ALLIED PRODUCTS (1.6%)
     500      International Murex Technologies Corp. (a)                                                      4,281
                                                                                                    ----------------

COMMUNICATIONS (1.8%)
     100      MasTec, Inc. (a)                                                                                4,731
                                                                                                    ----------------

DEPOSITORY INSTITUTIONS (7.4%)
      50      Citicorp                                                                                        6,028
     200      Queens County Bancorp, Inc.                                                                     9,100
     100      State Street Corp.                                                                              4,625
                                                                                                    ----------------
                                                                                                             19,753
                                                                                                    ----------------

EATING & DRINKING PLACES (2.4%)
    1000      TCBY Enterprises, Inc.                                                                          6,312
                                                                                                    ----------------

ELECTRIC, GAS & SANITARY SERVICES (1.8%)
     100      Duke Energy Corp.                                                                               4,794
                                                                                                    ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
     EQUIPMENT (14.2%)
     300      Atmel Corp. (a)                                                                                 8,400
     300      Bay Networks, Inc. (a)                                                                          7,968


See Notes to Financial Statements.     8

HIGHLAND GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

 SHARES                               SECURITY DESCRIPTION                                               VALUE
---------     ----------------------------------------------------------------------                ----------------

COMMON STOCK (CONTINUED)

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
     EQUIPMENT (CONTINUED)
     700      Cree Research, Inc. (a)                                                                         8,575
     100      Linear Technology Corp.                                                                         5,175
     200      Zoltek Cos., Inc. (a)                                                                           7,650
                                                                                                    ----------------
                                                                                                             37,768
                                                                                                    ----------------

ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED SERVICES (1.4%)
     200      Transition Systems, Inc. (a)                                                                    3,638
                                                                                                    ----------------

HEALTH SERVICES (4.9%)
     200      Express Scripts, Inc. (a)                                                                       8,350
     100      Pediatrix Medical Group, Inc. (a)                                                               4,581
                                                                                                    ----------------
                                                                                                             12,931
                                                                                                    ----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES (2.3%)
     100      Marriott International, Inc.                                                                    6,138
                                                                                                    ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (12.5%)
     150      3Com Corp. (a)                                                                                  6,750
     100      Cisco Systems, Inc. (a)                                                                         6,713
     100      EMC Corp. (a)                                                                                   3,900
     300      Gateway 2000, Inc. (a)                                                                          9,732
     100      Smith International, Inc. (a)                                                                   6,075
                                                                                                    ----------------
                                                                                                             33,170
                                                                                                    ----------------

INSURANCE CARRIERS (1.3%)
      50      Oxford Health Plans, Inc. (a)                                                                   3,588
                                                                                                    ----------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDIAL &
     Optical Goods (2.2%)
     200      Mentor Corp.                                                                                    5,926
                                                                                                    ----------------

OIL & GAS EXTRACTION (3.4%)
     300      Global Marine, Inc. (a)                                                                         6,975
     100      Newfield Exploration Co. (a)                                                                    2,000
                                                                                                    ----------------
                                                                                                              8,975
                                                                                                    ----------------
PAPER & ALLIED PRODUCTS (1.8%)
     100      Sealed Air Corp. (a)                                                                            4,750
                                                                                                    ----------------

PHARMACEUTICAL PREPARATIONS (3.9%)
     100      Merck & Co., Inc.                                                                              10,350
                                                                                                    ----------------


See Notes to Financial Statements.     9

HIGHLAND GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 1997 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

 Shares                               Security Description                                               Value
---------     ----------------------------------------------------------------------                ----------------

COMMON STOCK (CONTINUED)

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (1.5%)
     100      Charles Schwab Corp.                                                                            4,069
                                                                                                    ----------------

TELECOMMUNICATIONS (4.4%)
     300      International Telecommunication Data Systems, Inc. (a)                                          7,350
     100      Newbridge Networks Corp. (a)                                                                    4,350
                                                                                                    ----------------
                                                                                                             11,700
                                                                                                    ----------------

TRANSPORTATION BY AIR (3.1%)
     100      Federal Express Corp. (a)                                                                       5,775
     100      Southwest Airlines Co.                                                                          2,588
                                                                                                    ----------------
                                                                                                              8,363
                                                                                                    ----------------

WHOLESALE TRADE-NONDURABLE GOODS (3.4%)
     100      Borg-Warner Automotive, Inc.                                                                    5,406
     100      Synetic, Inc. (a)                                                                               3,700
                                                                                                    ----------------
                                                                                                              9,106
                                                                                                    ----------------

TOTAL INVESTMENTS (100.0%) (COST $259,957)                                                            $     266,348
                                                                                                    ================

------------------------

(a) Non-income producing security.


See Notes to Financial Statements.     10

                               INVESTMENT ADVISER
                         Highland Investment Group L.P.
                                 1248 Post Road
                               Fairfield, CT 06430



                                  ADMINISTRATOR
                         Forum Administrative Services,
                            Limited Liability Company
                               Two Portland Square
                               Portland, ME 04101



                                   DISTRIBUTOR
                        Forum Financial Services, Inc.(R)
                               Two Portland Square
                               Portland, ME 04101



                                    CUSTODIAN
                                BankBoston, N.A.
                                  P.O. Box 1959
                           Boston, Massachusetts 02105















THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE HIGHLAND GROWTH FUND PROSPECTUS.